Trade and other receivables	12 Months Ended
Mar. 31, 2018
Trade and other receivables
Trade and other receivables

26. Trade and other receivables

	March 31,
	2017	2018
Trade receivables (net of allowance)	1,928,346	3,937,580
Receivable from other related parties (refer to note 42)	19,433	56,979
Refund and other receivable (net of allowance)	22,596	14,312

Total	1,970,375	4,008,871

        The trade receivables primarily consist of amounts receivable from airlines, hotels, corporate and retail customers pertaining to the transaction value.

        The management does not consider, there to be significant concentration of credit risk relating to trade, refund and other receivables.

        The movement in the allowance for doubtful debts and amounts impaired in respect of trade , refund and other receivables during the year was as follows:

	March 31,
	2017	2018
Balance at the beginning of the year	113,949	121,839
Provisions accrued during the year	80,193	119,388
Amount written off during the year	(72,083)	(52,229)
Effect of movement in exchange rate	(220)	1,267

Balance at the end of the year	121,839	190,265